Cash and Cash Equivalents	12 Months Ended
Mar. 31, 2024
Cash and cash equivalents [abstract]
Cash and Cash Equivalents	Cash and Cash Equivalents

	JPY (millions) As of March 31
	2023	2024
Cash and deposits	¥229,557	¥205,190
Short-term investments	303,973	252,611
Total	¥533,530	¥457,800